Long-Lived Assets - Property and Equipment, narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Long-Lived Assets
Depreciation expense for property and equipment			$ 276	$ 361
Loss on disposal of property and equipment	$ 60	$ 49	$ 310	$ (4)